Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2015		2014
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$10,262	$2,129	$8,130	$1,861
Service costs	217	15	183	14
Interest costs	404	88	413	92
Plan participants’ contributions	—	30	—	30
Net actuarial (gains) losses	(626)	(233)	1,461	264
Settlements and curtailments	—	—	(13)	(6)
Change in benefits and other	—	(14)	574	(16)
Benefits paid	(497)	(109)	(486)	(109)
Effect of foreign currency translation	—	(1)	—	(1)
Benefit obligations at December 31,	9,760	1,905	10,262	2,129
Change in plan assets
Estimated fair value of plan assets at January 1,	8,750	1,426	7,305	1,352
Actual return on plan assets	(138)	3	1,018	112
Change in benefits and other	—	—	523	—
Plan participants’ contributions	—	30	—	30
Employer contributions	375	22	390	41
Benefits paid	(497)	(109)	(486)	(109)
Estimated fair value of plan assets at December 31,	8,490	1,372	8,750	1,426
Over (under) funded status at December 31,	$(1,270)	$(533)	$(1,512)	$(703)
Amounts recognized on the consolidated balance sheets
Other assets	$—	$—	$—	$—
Other liabilities	(1,270)	(533)	(1,512)	(703)
Net amount recognized	$(1,270)	$(533)	$(1,512)	$(703)
AOCI
Net actuarial (gains) losses	$2,894	$221	$3,034	$420
Prior service costs (credit)	(1)	(14)	(2)	(10)
AOCI, before income tax	$2,893	$207	$3,032	$410
Accumulated benefit obligation	$9,439	N/A	$9,729	N/A
_____________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2015		2014
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$10,262	$2,129	$8,130	$1,861
Service costs	217	15	183	14
Interest costs	404	88	413	92
Plan participants’ contributions	—	30	—	30
Net actuarial (gains) losses	(626)	(233)	1,461	264
Settlements and curtailments	—	—	(13)	(6)
Change in benefits and other	—	(14)	574	(16)
Benefits paid	(497)	(109)	(486)	(109)
Effect of foreign currency translation	—	(1)	—	(1)
Benefit obligations at December 31,	9,760	1,905	10,262	2,129
Change in plan assets
Estimated fair value of plan assets at January 1,	8,750	1,426	7,305	1,352
Actual return on plan assets	(138)	3	1,018	112
Change in benefits and other	—	—	523	—
Plan participants’ contributions	—	30	—	30
Employer contributions	375	22	390	41
Benefits paid	(497)	(109)	(486)	(109)
Estimated fair value of plan assets at December 31,	8,490	1,372	8,750	1,426
Over (under) funded status at December 31,	$(1,270)	$(533)	$(1,512)	$(703)
Amounts recognized on the consolidated balance sheets
Other assets	$—	$—	$—	$—
Other liabilities	(1,270)	(533)	(1,512)	(703)
Net amount recognized	$(1,270)	$(533)	$(1,512)	$(703)
AOCI
Net actuarial (gains) losses	$2,894	$221	$3,034	$420
Prior service costs (credit)	(1)	(14)	(2)	(10)
AOCI, before income tax	$2,893	$207	$3,032	$410
Accumulated benefit obligation	$9,439	N/A	$9,729	N/A
_____________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2015		2014
	Pension Benefits (1)	Other Postretirement Benefits	Pension Benefits (1)	Other Postretirement Benefits
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$10,262	$2,129	$8,130	$1,861
Service costs	217	15	183	14
Interest costs	404	88	413	92
Plan participants’ contributions	—	30	—	30
Net actuarial (gains) losses	(626)	(233)	1,461	264
Settlements and curtailments	—	—	(13)	(6)
Change in benefits and other	—	(14)	574	(16)
Benefits paid	(497)	(109)	(486)	(109)
Effect of foreign currency translation	—	(1)	—	(1)
Benefit obligations at December 31,	9,760	1,905	10,262	2,129
Change in plan assets
Estimated fair value of plan assets at January 1,	8,750	1,426	7,305	1,352
Actual return on plan assets	(138)	3	1,018	112
Change in benefits and other	—	—	523	—
Plan participants’ contributions	—	30	—	30
Employer contributions	375	22	390	41
Benefits paid	(497)	(109)	(486)	(109)
Estimated fair value of plan assets at December 31,	8,490	1,372	8,750	1,426
Over (under) funded status at December 31,	$(1,270)	$(533)	$(1,512)	$(703)
Amounts recognized on the consolidated balance sheets
Other assets	$—	$—	$—	$—
Other liabilities	(1,270)	(533)	(1,512)	(703)
Net amount recognized	$(1,270)	$(533)	$(1,512)	$(703)
AOCI
Net actuarial (gains) losses	$2,894	$221	$3,034	$420
Prior service costs (credit)	(1)	(14)	(2)	(10)
AOCI, before income tax	$2,893	$207	$3,032	$410
Accumulated benefit obligation	$9,439	N/A	$9,729	N/A
_____________

(1)	Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

Accumulated benefit obligations in excess of fair value of plan assets
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2015	2014	2015	2014
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$9,759	$10,241	$1,832	$1,981
Accumulated benefit obligations	$9,439	$9,709	$1,751	$1,789
Estimated fair value of plan assets	$8,490	$8,719	$646	$676

Defined benefit plan pension plans with projected benefit obligations in excess of plan assets
Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations (“ABO”) in excess of plan assets was as follows at:

	December 31,
	2015	2014	2015	2014
	PBO Exceeds Estimated Fair Value of Plan Assets		ABO Exceeds Estimated Fair Value of Plan Assets
	(In millions)
Projected benefit obligations	$9,759	$10,241	$1,832	$1,981
Accumulated benefit obligations	$9,439	$9,709	$1,751	$1,789
Estimated fair value of plan assets	$8,490	$8,719	$646	$676

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2015		2014		2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs
Service costs	$217	$15	$200	$14	$214	$17
Interest costs	404	88	437	92	366	85
Settlement and curtailment costs	—	—	14	2	—	—
Expected return on plan assets	(538)	(80)	(475)	(75)	(453)	(74)
Amortization of net actuarial (gains) losses	190	43	169	11	219	51
Amortization of prior service costs (credit)	(1)	(3)	1	(1)	6	(69)
Allocated to affiliates	(59)	(18)	(54)	(11)	(12)	—
Total net periodic benefit costs (credit)	213	45	292	32	340	10
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	50	(156)	996	222	(492)	(532)
Prior service costs (credit)	—	(7)	(18)	(12)	—	—
Amortization of net actuarial (gains) losses	(190)	(43)	(169)	(11)	(219)	(55)
Amortization of prior service (costs) credit	1	3	(1)	1	(6)	75
Total recognized in OCI	(139)	(203)	808	200	(717)	(512)
Total recognized in net periodic benefit costs and OCI	$74	$(158)	$1,100	$232	$(377)	$(502)

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2015		2014		2013
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
	(In millions)
Net periodic benefit costs
Service costs	$217	$15	$200	$14	$214	$17
Interest costs	404	88	437	92	366	85
Settlement and curtailment costs	—	—	14	2	—	—
Expected return on plan assets	(538)	(80)	(475)	(75)	(453)	(74)
Amortization of net actuarial (gains) losses	190	43	169	11	219	51
Amortization of prior service costs (credit)	(1)	(3)	1	(1)	6	(69)
Allocated to affiliates	(59)	(18)	(54)	(11)	(12)	—
Total net periodic benefit costs (credit)	213	45	292	32	340	10
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	50	(156)	996	222	(492)	(532)
Prior service costs (credit)	—	(7)	(18)	(12)	—	—
Amortization of net actuarial (gains) losses	(190)	(43)	(169)	(11)	(219)	(55)
Amortization of prior service (costs) credit	1	3	(1)	1	(6)	75
Total recognized in OCI	(139)	(203)	808	200	(717)	(512)
Total recognized in net periodic benefit costs and OCI	$74	$(158)	$1,100	$232	$(377)	$(502)

Assumptions used in determining benefit obligations and net periodic benefit costs
Assumptions used in determining benefit obligations were as follows:

	Pension Benefits			Other Postretirement Benefits
December 31, 2015
Weighted average discount rate	4.50%			4.60%
Rate of compensation increase	2.25%	-	8.50%	N/A
December 31, 2014
Weighted average discount rate	4.10%			4.10%
Rate of compensation increase	2.25%	-	8.50%	N/A
Assumptions used in determining net periodic benefit costs were as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31, 2015
Weighted average discount rate	4.10%			4.10%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	2.25%	-	8.50%	N/A
Year Ended December 31, 2014
Weighted average discount rate	5.15%			5.15%
Weighted average expected rate of return on plan assets	6.25%			5.70%
Rate of compensation increase	3.50%	-	7.50%	N/A
Year Ended December 31, 2013
Weighted average discount rate	4.20%			4.20%
Weighted average expected rate of return on plan assets	6.24%			5.76%
Rate of compensation increase	3.50%	-	7.50%	N/A

Assumed healthcare costs trend rates
The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2015		2014
	Before Age 65	Age 65 and older	Before Age 65	Age 65 and older
Following year	6.3%	10.3%	6.4%	6.4%
Ultimate rate to which cost increase is assumed to decline	4.2%	4.6%	4.4%	4.7%
Year in which the ultimate trend rate is reached	2086	2091	2094	2089

One-percentage point change in assumed healthcare cost trend rates
Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2015:

	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$15	$(12)
Effect of accumulated postretirement benefit obligations	$253	$(207)

Plan Assets
The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2015 for the Invested Plans:

	December 31,
	2015				2014
	Pension Benefits		Other Postretirement Benefits		Pension Benefits	Other Postretirement Benefits
	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities	80%	71%	76%	73%	69%	71%
Equity securities	10%	14%	24%	25%	15%	27%
Alternative securities (1)	10%	15%	—%	2%	16%	2%
Total assets		100%		100%	100%	100%
______________

(1)
Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Other postretirement benefits do not include postretirement life’s target and actual allocation of plan assets that are all in short-term investments.

The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2015
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,905	$78	$2,983	$18	$280	$1	$299
U.S. government bonds	994	493	—	1,487	193	12	—	205
Foreign bonds	—	677	17	694	—	61	—	61
Federal agencies	—	228	—	228	—	34	—	34
Municipals	—	302	—	302	—	55	—	55
Other (1)	—	354	7	361	—	47	—	47
Total fixed maturity securities	994	4,959	102	6,055	211	489	1	701
Equity securities:
Common stock - domestic	751	24	—	775	126	—	—	126
Common stock - foreign	378	—	—	378	111	—	—	111
Total equity securities	1,129	24	—	1,153	237	—	—	237
Other investments	—	84	722	806	—	—	—	—
Short-term investments	10	304	—	314	1	431	—	432
Money market securities	9	49	—	58	—	—	—	—
Derivative assets	26	3	75	104	2	—	—	2
Total assets	$2,168	$5,423	$899	$8,490	$451	$920	$1	$1,372

	December 31, 2014
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,638	$80	$2,718	$42	$244	$3	$289
U.S. government bonds	1,605	223	—	1,828	169	12	—	181
Foreign bonds	—	718	17	735	—	68	—	68
Federal agencies	—	254	—	254	—	35	—	35
Municipals	—	270	—	270	—	74	—	74
Other (1)	—	188	8	196	—	63	—	63
Total fixed maturity securities	1,605	4,291	105	6,001	211	496	3	710
Equity securities:
Common stock - domestic	951	—	—	951	188	—	—	188
Common stock - foreign	394	—	—	394	80	—	—	80
Total equity securities	1,345	—	—	1,345	268	—	—	268
Other investments	—	24	743	767	—	—	—	—
Short-term investments	189	273	—	462	14	433	—	447
Money market securities	29	56	—	85	—	—	—	—
Derivative assets	11	7	72	90	—	1	—	1
Total assets	$3,179	$4,651	$920	$8,750	$493	$930	$3	$1,426
______________

(1)	Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

Rollforward fair value measurement using significant unobservable outputs (level 3)
A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities			Equity Securities
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Balance, January 1, 2014	$55	$10	$19	$139	$563	$33
Realized gains (losses)	3	—	—	—	(13)	(16)
Unrealized gains (losses)	—	—	—	—	114	19
Purchases, sales, issuances and settlements, net	11	5	(2)	—	(104)	34
Transfers into and/or out of Level 3	11	2	(9)	(139)	183	2
Balance, December 31, 2014	$80	$17	$8	$—	$743	$72
Realized gains (losses)	1	—	—	—	—	(11)
Unrealized gains (losses)	(5)	—	1	—	55	(9)
Purchases, sales, issuances and settlements, net	8	1	(1)	—	(76)	23
Transfers into and/or out of Level 3	(6)	(1)	(1)	—	—	—
Balance, December 31, 2015	$78	$17	$7	$—	$722	$75
______________

(1)	Other includes ABS and collateralized mortgage obligations.

Defined benefit plan estimated future benefit payments
Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits	Other Postretirement Benefits
	(In millions)
2016	$512	$84
2017	$534	$85
2018	$545	$88
2019	$563	$90
2020	$583	$93
2021-2025	$3,202	$501